CONTRACTUAL COMMITMENTS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of contingent liabilities [line items]
Contractual commitments	$ 726	$ 820
Asset management fee as percent per quarter	0.3125%
Asset management fee, percent	1.25%
Less than 1 year
Disclosure of contingent liabilities [line items]
Contractual capital commitments, maturity, percent	21.00%
1 to 5 years
Disclosure of contingent liabilities [line items]
Contractual capital commitments, maturity, percent	48.00%
Thereafter
Disclosure of contingent liabilities [line items]
Contractual capital commitments, maturity, percent	31.00%